Exhibit 99.1

Hyundai Auto Receivables Trust 2023-A
Monthly Servicing Report

Collection Period	December 2023
Distribution Date	01/16/24
Transaction Month	9
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 21, 2023
Closing Date:		April 12, 2023

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,829,751,290.65	84,779	3.72%	50.68
Original Adj. Pool Balance:		$1,648,782,409.95

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$335,060,000.00	18.312%	5.16700%		April 15, 2024
Class A-2-A Notes	Fixed	$364,400,000.00	19.915%	5.19000%		December 15, 2025
Class A-2-B Notes	Floating	$200,000,000.00	10.930%	SOFR + 0.75%		December 15, 2025
Class A-3 Notes	Fixed	$503,900,000.00	27.539%	4.58000%		April 15, 2027
Class A-4 Notes	Fixed	$125,000,000.00	6.832%	4.48000%		July 17, 2028
Class B Notes	Fixed	$29,700,000.00	1.623%	4.85000%		July 17, 2028
Class C Notes	Fixed	$49,500,000.00	2.705%	5.23000%		February 15, 2030
Total Securities		$1,607,560,000.00	87.857%

Overcollateralization		$41,222,409.95	2.253%
YSOA		$180,968,880.70	9.890%
Total Original Pool Balance		$1,829,751,290.65	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$294,519,143.45	0.8082304	$266,856,029.23	0.7323162	$27,663,114.23
Class A-2-B Notes	$161,646,072.15	0.8082304	$146,463,243.26	0.7323162	$15,182,828.88
Class A-3 Notes	$503,900,000.00	1.0000000	$503,900,000.00	1.0000000	$-
Class A-4 Notes	$125,000,000.00	1.0000000	$125,000,000.00	1.0000000	$-
Class B Notes	$29,700,000.00	1.0000000	$29,700,000.00	1.0000000	$-
Class C Notes	$49,500,000.00	1.0000000	$49,500,000.00	1.0000000	$-
Total Securities	$1,164,265,215.60	0.7242437	$1,121,419,272.49	0.6975909	$42,845,943.11

Weighted Avg. Coupon (WAC)	3.78%		3.79%
Weighted Avg. Remaining Maturity (WARM)	42.01		41.09
Pool Receivables Balance	$1,341,279,195.73		$1,292,585,015.76
Remaining Number of Receivables	76,149		75,216

Adjusted Pool Balance	$1,213,728,687.90		$1,170,882,744.79

III. COLLECTIONS

Principal:
Principal Collections	$47,631,655.72
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$427,186.12
Total Principal Collections	$48,058,841.84

Interest:
Interest Collections	$4,206,263.28
Late Fees & Other Charges	$56,857.02
Interest on Repurchase Principal	$-
Total Interest Collections	$4,263,120.30

Collection Account Interest	$209,338.28
Reserve Account Interest	$18,478.08
Servicer Advances	$-

Total Collections	$52,549,778.50
2023A Report	1 of 4

Hyundai Auto Receivables Trust 2023-A
Monthly Servicing Report

Collection Period	December 2023
Distribution Date	01/16/24
Transaction Month	9
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$52,549,778.50
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$52,549,778.50

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,117,732.66	$-	$1,117,732.66	1,117,732.66
Collection & Reserve Account Interest					$227,816.36
Late Fees & Other Charges					$56,857.02
Total due to Servicer					$1,402,406.04

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$1,273,795.30		$1,273,795.30
Class A-2-B Notes		$874,819.92		$874,819.92
Class A-3 Notes		$1,923,218.33		$1,923,218.33
Class A-4 Notes		$466,666.67		$466,666.67

Total Class A interest:		$4,538,500.22		$4,538,500.22	4,538,500.22

3. First Priority Principal Distribution:		$0.00		$0.00	0.00

4. Class B Noteholders Interest:		$120,037.50		$120,037.50	120,037.50

5. Second Priority Principal Distribution:		$0.00		$-	0.00

6. Class C Noteholders Interest:		$215,737.50		$215,737.50	215,737.50

Available Funds Remaining:					$46,273,097.24

7. Regular Principal Distribution Amount:					42,845,943.11

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$27,663,114.23
Class A-2-B Notes				$15,182,828.88
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$42,845,943.11		$42,845,943.11
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$42,845,943.11		$42,845,943.11

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses and Asset Representations Reviewer Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,427,154.13

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$127,550,507.83
Beginning Period Amount	$127,550,507.83
Current Period Amortization	$5,848,236.86
Ending Period Required Amount	$121,702,270.97
Ending Period Amount	$121,702,270.97
Next Distribution Date Required Amount	$115,984,441.57
2023A Report	2 of 4

Hyundai Auto Receivables Trust 2023-A
Monthly Servicing Report

Collection Period	December 2023
Distribution Date	01/16/24
Transaction Month	9
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$4,121,956.02
Beginning Period Amount	$4,121,956.02
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$4,121,956.02
Ending Period Amount	$4,121,956.02

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.00%
Overcollateralization Floor	3.00%
		Beginning	Ending	Target
Overcollateralization Amount		$49,463,472.30	$49,463,472.30	$49,463,472.30
Overcollateralization as a % of Original Adjusted Pool		3.00%	3.00%	3.00%
Overcollateralization as a % of Current Adjusted Pool		4.08%	4.22%	4.22%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.88%	74,376	98.41%	$1,272,038,082.13
30 - 60 Days	0.82%	620	1.15%	$14,882,691.90
61 - 90 Days	0.23%	173	0.34%	$4,445,893.31
91-120 Days	0.06%	47	0.09%	$1,218,348.42
121 + Days	0.00%	0	0.00%	$-
Total		75,216		$1,292,585,015.76

Delinquent Receivables 30+ Days Past Due
Current Period	1.12%	840	1.59%	$20,546,933.63
1st Preceding Collection Period	1.03%	788	1.43%	$19,131,503.09
2nd Preceding Collection Period	0.96%	741	1.32%	$18,356,356.89
3rd Preceding Collection Period	0.89%	694	1.23%	$17,669,865.72
Four-Month Average	1.00%		1.39%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.44%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		28		$677,133.08
Repossession Inventory		57		$1,474,597.53

Current Charge-Offs
Gross Principal of Charge-Offs				$1,062,524.25
Recoveries				$(427,186.12)
Net Loss				$635,338.13

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.57%

Average Pool Balance for Current Period				$1,316,932,105.74

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.58%
1st Preceding Collection Period				0.56%
2nd Preceding Collection Period				0.56%
3rd Preceding Collection Period				0.76%
Four-Month Average				0.62%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		59	352	$7,499,293.68
Recoveries		39	203	$(2,121,654.51)
Net Loss				$5,377,639.17
Cumulative Net Loss as a % of Initial Pool Balance				0.29%

Net Loss for Receivables that have experienced a Net Loss *		52	325	$5,377,639.17
Average Net Loss for Receivables that have experienced a Net Loss				$16,546.58

Principal Balance of Extensions				$7,989,052.05
Number of Extensions				338

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

2023A Report	3 of 4

Hyundai Auto Receivables Trust 2023-A
Monthly Servicing Report

Collection Period	December 2023
Distribution Date	01/16/24
Transaction Month	9
30/360 Days	30
Actual/360 Days	32

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

X. SOFR INFORMATION

There were no SOFR Adjustment Conforming Changes during the reporting period.

2023A Report	4 of 4